Depreciation and amortization (Tables)	12 Months Ended
Mar. 31, 2018
Depreciation and amortization
Schedule of depreciation and amortization
	March 31,
	2016	2017	2018
Depreciation	51,374	64,894	104,550
Amortization	182,329	210,693	321,050

Total	233,703	275,587	425,600